Prepaids and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepaids And Other Current Assets
Prepaids and Other Current Assets
5.	PREPAIDS AND OTHER CURRENT ASSETS

The following table reflects the details of prepaids and other current assets at December 31:

	2020	2019	2018

Sales tax recoverable and other current assets	$122,353	$81,265	$85,658
Research and development credit	-	-	1,905,593
Security deposits on leased properties	-	-	233,983
Prepaid expenses	496,364	750,000	711,385

	$618,717	$831,265	$2,936,619

Research and development credit, security deposits on leased properties and certain prepaid expenses were disposed of upon the sale of DenseLight on November 8, 2019.